Note 14 - Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2014
Stockholders' Equity Note [Abstract]
Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
	2012	2013	2014

Assumptions:
Risk-free interest rate	1.614%	1.298%	1.314%
Expected lives (years)	15	15	15
Expected volatility	59.892%	57.020%	55.861%
Expected dividends	0.924%	0.893%	0.535%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
			Yen	Years	Thousands of Yen	Thousands of U.S. Dollars
	Number of Options	Number of Shares	Exercise Price	Remaining Life	Total Intrinsic Value	Total Intrinsic Value

Unexercised options outstanding—March 31, 2012	138	27,600	1
Granted	130	26,000	1
Exercised	-	-	-
Forfeited or expired	-	-	-
Unexercised options outstanding—March 31, 2013	268	53,600	1
Granted	89	17,800	1
Exercised	11	2,200	1
Forfeited or expired	-	-	-
Unexercised options outstanding—March 31, 2014	346	69,200	1

Exercisable options—March 31, 2014	257	51,400	1	27.79	¥127,523	$1,238
Expected to vest after July 10, 2014	89	17,800	1	29.28	¥44,162	$429

Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	2012	2013	2014	2014
Net income attributable to IIJ	¥3,640,963	¥5,300,654	¥4,442,237	$43,137
Transfers (to) from the noncontrolling interests
Decrease in additional paid-in capital for purchase of GDX common shares	(85,437)	-	-	-
Increase in additional paid-in capital for acquisition of noncontrolling interest of IIJ-Exlayer	-	-	99	1
Net transfers (to) from noncontrolling interest	(85,437)	-	99	1
Change from net income attributable to IIJ and transfers (to) from noncontrolling interests	¥3,555,526	¥5,300,654	¥4,442,336	$43,138